Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Number and Weighted Average Exercise Prices of, and Movements in, Share Options

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the periods indicated:

	Ten months ended October 30, 2016	2016
	Number of options	WAEP US$
Outstanding at the beginning of the period	1,062,250	13.57
Forfeited	(25,084)	15.35
Exercised	(97,715)	7.21
Expired	(49,500)	20.57
Early settled	(889,951)	13.83

Outstanding at the end of the period	—	—

Exercisable at the end of the period	—	—

Number and Weighted Average Exercise Prices of, and Movements in, Share Appreciation Rights

The following table illustrates the number and WAEP of, and movements in, SARs during the periods indicated:

	Ten months ended October 30, 2016	2016
	Number of rights	WAEP US$
Outstanding at the beginning of the period	588,596	14.07
Granted	37,500	19.55
Forfeited	(9,785)	15.16
Exercised	(123,033)	11.26
Early settled	(493,278)	15.17

Outstanding at the end of the period	—	—

Exercisable at the end of the period	—	—

Years of Service and Performance Conditions of Restricted Shares

When the employees of ChipMOS Taiwan accomplished the following years of service and performance conditions, the received restricted shares will be vested based on the vesting ratio.

	The 1st year	The 2nd year	The 3rd year
Years of service following the receipt of restricted shares	Continuous service for one year	Continuous service for two years	Continuous service for three years
Grade of performance appraisal	>=B+	>=B+	>=B+
Compliance of terms agreed by the staff and the Company	No violation	No violation	No violation
Vesting ratio of numbers of restricted shares received	30%	30%	40%